Fair value of financial assets and liabilities - Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements (Detail) - Derivatives - EUR (€)
€ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Fair value of financial assets and liabilities [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ (39)	€ (63)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(39)	(63)
Financial instruments	32	45
Net amount	€ (7)	€ (18)